Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, losses	$ 163		$ 163
Other intangible assets, losses		$ 0
Fair Value, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, fair value		0	107
Other intangible assets, fair value		0	0
Property, plant and equipment, losses		0	163
Other intangible assets, losses		$ 0	$ 92